GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.72%
81,154	AdvanSix Inc(a)	$ 2,087,281
22,100	Ashland Global Holdings Inc	1,702,805
45,434	Cabot Corp	2,059,069
16,281	Ingevity Corp(a)	1,381,280
5,506	Rogers Corp(a)	752,725
13,512	Versum Materials Inc	715,190
26,065	WR Grace & Co	1,740,100
		10,438,450
Communications — 4.46%
95,123	Digi International Inc(a)	1,295,575
53,777	GCI Liberty Inc Class A(a)	3,337,939
133,791	Gray Television Inc(a)	2,183,469
31,603	John Wiley & Sons Inc Class A	1,388,636
45,866	Liberty Media Corp-Liberty Braves(a)	1,272,782
18,668	LogMeIn Inc	1,324,681
122,268	Viavi Solutions Inc(a)	1,712,363
		12,515,445
Consumer, Cyclical — 10.43%
32,586	Brunswick Corp	1,698,382
89,609	Cannae Holdings Inc(a)	2,461,559
31,624	Churchill Downs Inc	3,904,141
53,467	Cooper Tire & Rubber Co	1,396,558
47,672	Core-Mark Holding Co Inc	1,530,986
8,570	Cracker Barrel Old Country Store Inc(b)	1,393,911
18,183	Fox Factory Holding Corp(a)	1,131,710
61,111	IAA Inc(a)	2,550,162
61,111	KAR Auction Services Inc	1,500,275
62,495	Kimball International Inc Class B	1,206,154
14,834	LCI Industries	1,362,503
29,276	Marriott Vacations Worldwide Corp	3,033,286
59,058	Methode Electronics Inc	1,986,711
74,145	OneSpaWorld Holdings Ltd(a)(b)	1,151,472
102,400	Qurate Retail Inc Series A(a)	1,056,256
67,932	Urban Outfitters Inc(a)	1,908,210
		29,272,276
Consumer, Non-Cyclical — 19.59%
39,979	Aaron's Inc	2,569,051
39,022	AMN Healthcare Services Inc(a)	2,246,106
36,802	ASGN Inc(a)	2,313,374
46,288	Avanos Medical Inc(a)	1,733,948
35,318	Cambrex Corp(a)	2,101,421
50,320	Catalent Inc(a)	2,398,251
97,098	Clarivate Analytics PLC(a)	1,638,043
157,410	Cott Corp	1,962,903
86,138	Darling Ingredients Inc(a)	1,647,820
19,182	Euronet Worldwide Inc(a)	2,806,327
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
139,849	Harsco Corp(a)	$ 2,651,537
14,319	Helen of Troy Ltd(a)	2,257,534
24,353	Insperity Inc	2,401,693
14,220	J&J Snack Foods Corp	2,730,240
48,715	Korn Ferry	1,882,348
13,672	Medifast Inc(b)	1,416,829
152,585	Nomad Foods Ltd(a)	3,127,993
20,236	Post Holdings Inc(a)	2,141,778
26,860	Quidel Corp(a)	1,647,861
25,548	ServiceMaster Global Holdings Inc(a)	1,428,133
57,501	Supernus Pharmaceuticals Inc(a)	1,580,127
18,405	United Therapeutics Corp(a)	1,467,799
67,956	Varex Imaging Corp(a)	1,939,464
59,575	Viad Corp	4,000,461
14,090	WEX Inc(a)	2,847,166
		54,938,207
Energy — 4.23%
75,627	Apergy Corp(a)	2,045,711
13,570	Arch Coal Inc Class A(b)	1,006,894
19,140	DMC Global Inc(b)	841,777
59,968	NextEra Energy Partners LP(b)	3,168,709
202,155	SRC Energy Inc(a)	942,042
95,446	TPI Composites Inc(a)	1,789,613
74,545	Viper Energy Partners LP(b)	2,062,660
		11,857,406
Financial — 30.30%
39,139	American Campus Communities Inc REIT	1,881,803
66,048	Americold Realty Trust REIT	2,448,399
62,549	Ameris Bancorp	2,516,972
68,151	BancorpSouth Bank	2,017,951
40,252	Bank OZK	1,097,672
56,817	Bryn Mawr Bank Corp	2,074,389
39,814	Carolina Financial Corp	1,414,989
57,020	Cathay General Bancorp	1,980,590
82,673	CenterState Bank Corp	1,982,912
63,049	CubeSmart REIT	2,200,410
102,434	CVB Financial Corp	2,137,797
31,411	CyrusOne Inc REIT	2,484,610
64,945	Employers Holdings Inc	2,830,303
108,164	Essential Properties Realty Trust Inc REIT	2,478,037
21,750	Federal Agricultural Mortgage Corp Class C	1,776,105
50,790	First American Financial Corp	2,997,118
91,035	First Financial Bancorp	2,228,082
125,822	Home BancShares Inc	2,364,824
32,668	IBERIABANK Corp	2,467,741
58,033	JBG SMITH Properties REIT	2,275,474
55,392	Meta Financial Group Inc	1,806,333
32,353	National Retail Properties Inc REIT	1,824,709
79,386	OceanFirst Financial Corp	1,873,510

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
65,045	Outfront Media Inc REIT	$ 1,806,950
54,592	PacWest Bancorp	1,983,873
34,817	Pinnacle Financial Partners Inc	1,975,865
59,487	Popular Inc	3,217,057
47,606	ProAssurance Corp	1,917,094
39,465	Prosperity Bancshares Inc(b)	2,787,413
18,195	Reinsurance Group of America Inc	2,909,016
117,416	Retail Opportunity Investments Corp REIT	2,140,494
66,397	Rexford Industrial Realty Inc REIT	2,922,796
26,416	Ryman Hospitality Properties Inc REIT	2,161,093
16,122	Signature Bank	1,922,065
42,087	Stifel Financial Corp	2,414,952
60,360	TCF Financial Corp	2,297,905
77,040	Triumph Bancorp Inc(a)	2,456,806
45,027	Wintrust Financial Corp	2,910,095
		84,984,204
Industrial — 15.33%
38,026	Advanced Energy Industries Inc(a)	2,183,073
65,094	Aerojet Rocketdyne Holdings Inc(a)(b)	3,287,898
21,751	Alamo Group Inc	2,560,528
31,138	Altra Industrial Motion Corp	862,367
16,247	American Woodmark Corp(a)	1,444,521
66,502	Arcosa Inc	2,275,033
31,228	Armstrong World Industries Inc	3,019,747
28,751	BWX Technologies Inc(b)	1,644,845
33,913	Clean Harbors Inc(a)	2,618,084
59,897	Columbus McKinnon Corp	2,182,048
43,588	frontdoor Inc(a)	2,117,069
19,509	Genesee & Wyoming Inc Class A(a)	2,155,939
29,963	Haynes International Inc	1,073,874
13,912	John Bean Technologies Corp	1,383,270
24,183	Kadant Inc	2,123,025
42,670	Kimball Electronics Inc(a)	619,142
14,656	Kirby Corp(a)	1,204,137
18,870	Littelfuse Inc	3,345,840
82,257	MDU Resources Group Inc	2,318,825
9,808	Old Dominion Freight Line Inc	1,667,066
59,898	Raven Industries Inc	2,004,187
74,729	TTM Technologies Inc(a)	911,320
		43,001,838
Technology — 5.74%
50,204	ACI Worldwide Inc(a)	1,572,640
134,554	Conduent Inc(a)	836,926
40,744	CSG Systems International Inc	2,105,650
118,788	Donnelley Financial Solutions Inc(a)	1,463,468
82,802	Genpact Ltd	3,208,577
17,851	Mellanox Technologies Ltd(a)	1,956,291
Shares		Fair Value
Technology — (continued)
82,940	Perspecta Inc	$ 2,166,393
71,932	Tower Semiconductor Ltd(a)	1,383,972
33,208	Verint Systems Inc(a)	1,420,638
		16,114,555
Utilities — 4.44%
48,424	ALLETE Inc	4,232,742
39,437	NorthWestern Corp	2,959,747
56,170	NRG Energy Inc	2,224,332
113,538	Vistra Energy Corp	3,034,870
		12,451,691
TOTAL COMMON STOCK — 98.24% (Cost $228,090,310)		$275,574,072
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.75%
$4,900,000	U.S. Treasury Bills 1.40%, 10/01/2019	4,900,000
Repurchase Agreements — 5.95%
3,965,837	Undivided interest of 15.71% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $3,965,837 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(c)	3,965,837
3,965,837	Undivided interest of 5.86% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $3,965,837 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	3,965,837

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,965,837	Undivided interest of 6.78% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $3,965,837 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	$ 3,965,837
3,965,837	Undivided interest of 8.45% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $3,965,837 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	3,965,837
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 832,527	Undivided interest of 9.09% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $832,527 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(c)	$ 832,527
		16,695,875
TOTAL SHORT TERM INVESTMENTS — 7.70% (Cost $21,595,875)		$21,595,875
TOTAL INVESTMENTS — 105.94% (Cost $249,686,185)		$297,169,947
OTHER ASSETS & LIABILITIES, NET — (5.94)%		$(16,670,549)
TOTAL NET ASSETS — 100.00%		$280,499,398

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$275,574,072	$—	$—	$275,574,072
Short Term Investments	—	21,595,875	—	21,595,875
Total Assets	$275,574,072	$21,595,875	$0	$297,169,947
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019